Equity-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Equity-Based Compensation
16.
Equity-Based Compensation

2023 and 2020 Equity Incentive Plan

Presented below is a summary of the compensation cost recognized in the condensed consolidated statements of operations and comprehensive loss for the three and nine months ended September 30, 2024 and 2023.

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands)	2024	2023	2024	2023
Research and development	$1,206	$1,347	$3,527	$4,803
Sales and marketing	2	87	(5)	407
General and administrative	1,949	3,402	5,926	18,563
Total	$3,157	$4,836	$9,448	$23,773

For the three and nine months ended September 30, 2024 and 2023, $0.0 million and $0.1 million and $0.2 million and $0.7 million of stock-based compensation was capitalized as software costs, respectively.

During the nine months ended September 30, 2024, the Company did not grant any shares under the 2023 and 2020 Plan. The Company has not granted any restricted stock or stock appreciation rights.

In December 2022, the Company enacted a restructuring cost savings initiative which resulted in employee terminations in both December 2022 and January 2023. In association with January 2023 terminations, the Company accelerated the vesting of a number of individual option awards, resulting in the accelerated vesting of 1 share on the date of modification. Also in January 2023, the Company repriced 75 option awards. Both the accelerated vesting and repricing were accounted for as an equity award modification under ASC Topic 718 which resulted in adjustment of the award value to reflect the fair value at the modification date and acceleration of the recognition schedule in the case of awards which were modified to have accelerated vesting. The adjustment resulted in additional expense of $0.5 million.

In June 2023, the Company granted 324 options to non-employee directors, selected executives and other key employees where vesting is contingent on the Company's share price meeting certain targets. The fair value of each option granted was estimated on the date of grant using the Monte Carlo valuation model and assumes that share price targets are achieved.

The following summary sets forth the stock option activity under the 2023 and 2020 Plan:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding as of December 31, 2023	854	$10,118.00	9.3	$547
Granted	—	—
Exercised	—	—
Cancelled or forfeited	(46)	8,428.00
Outstanding as of September 30, 2024	808	$10,214.00	8.5	$—
Options exercisable as of September 30, 2024	344	$6,311.00	8.4	$—
Options unvested as of September 30, 2024	491	$14,395.00	8.6	$—

The aggregate intrinsic value of options outstanding, exercisable and unvested were calculated as the difference between the exercise price of the options and the estimated fair market value of the Company’s common stock, as of September 30, 2024.

A summary of unvested common stock from early option exercises that are subject to repurchase by the Company under the 2020 Plan is as follows:

	Early Option Exercises
	Number of options	Weighted average exercise price	Repurchase liability (in thousands)
Unvested common stock as of December 31, 2023	3	$—	$8
Issued	—	—	—
Vested	(2)	—	—
Repurchased	—	—	—
Unvested common stock as of September 30, 2024	1		$3

During the nine months ended September 30, 2024, the Company did not grant any shares under the 2023 and 2020 Plan. For the nine months ended September 30, 2023, the weighted-average grant date fair value per option was $50,680.00. The fair value of each option was estimated at the grant date using the Black-Scholes method with the following assumptions:

	September 30,	September 30,
	2024	2023
Weighted-average risk-free interest rate (1)	—%	3.7%
Weighted-average expected term (in years)	—	5.93
Weighted-average expected volatility (2)	—%	62.3%
Expected dividend yield	—%	—%

(1)
Based on U.S. Treasury seven-year constant maturity interest rate whose term is consistent with the expected term of the option.
(2)
Expected volatility is based on an analysis of comparable public company volatilities and adjusted for the Company’s stage of development.

With respect to the 2023 and 2020 Plan, the Company recognized stock compensation expense of $3.2 million and $5.0 million and $9.6 million and $24.5 million for the three and nine months ended September 30, 2024 and 2023, respectively, of which $0.0 million and $0.1 million and $0.2 million and $0.7 million of stock-based compensation was capitalized as software costs, respectively. As of September 30, 2024 and December 31, 2023, the Company had $7.5 million and $17.1 million of unrecognized stock-based compensation expense that is expected to be recognized over a weighted-average period of 1.0 years and 1.7 years, respectively.

For financial reporting purposes for the awards granted in January 2023, we applied a straight-line calculation between the $120,000.00 per share determined in the contemporaneous third-party valuation as of December 31, 2022 and the $24,320.00 per share determined in the contemporaneous third-party valuation as of March 31, 2023 to determine the fair value of our common stock on the grant date. Using the benefit of hindsight, we determined that the straight-line calculation would provide the most appropriate conclusion for the valuation of our common stock on the interim dates between valuations because we did not identify any single event or series of events that occurred during this interim period that would have caused a material change in fair value. Based on this calculation, we assessed the fair value of our common stock for awards granted in January 2023 to be $77,080.00 per share.

Note 16. Equity-Based Compensation

2023 and 2020 Equity Incentive Plan

Presented below is a summary of the compensation cost recognized in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2023 and 2022.

	Year Ended December 31,
	2023	2022
	(in thousands)
Research and development	$6,505	$1,765
Sales and marketing	507	286
General and administrative	22,932	4,297
Total stock-based compensation expense	$29,943	$6,348

For the year ended December 31, 2023 and 2022, $0.9 million and $0.0 million of stock-based compensation was capitalized as software costs, respectively.

During the year ended December 31, 2023, the Company granted options to purchase 938 shares under the 2023 and 2020 Plan. The Company has not granted any restricted stock or stock appreciation rights.

In December 2022, the Company enacted a restructuring cost savings initiative which resulted in employee terminations in both December 2022 and January 2023. In association with January 2023 terminations, the Company accelerated the vesting of a number of individual option awards, resulting in the accelerated vesting of 2 shares on the date of modification. Also in January 2023, the Company repriced 75 option awards. Both the accelerated vesting and repricing were accounted for as an equity award modification under ASC Topic 718 which resulted in adjustment of the award value to reflect the fair value at the modification date and acceleration of the recognition schedule in the case of awards which were modified to have accelerated vesting. The adjustment resulted in additional expense of $0.5 million.

In June 2023, the Company granted 324 options to non-employee directors, selected executives and other key employees where vesting is contingent on the Company's share price meeting certain targets. The fair value of each option granted was estimated on the date of grant using the Monte Carlo valuation model and assumes that share price targets are achieved.

The following summary sets forth the stock option activity under the 2023 and 2020 Plan:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding as of December 31, 2022	112	$9,200.00	9.6	$11,706
Granted	938	9,040.00
Exercised	(169)	2,120.00		12,690
Cancelled or forfeited	(25)	5,200.00
Outstanding as of December 31, 2023	856	10,120.00	9.3	$547
Options exercisable as of December 31, 2023	231	$6,880.00	9.0	$264
Options unvested as of December 31, 2023	640	$12,400.00	9.4	$299

The aggregate intrinsic value of options outstanding, exercisable and unvested were calculated as the difference between the exercise price of the options and the estimated fair market value of the Company’s common stock, as of December 31, 2023.

A summary of unvested common stock from early option exercises that are subject to repurchase by the Company under the 2020 Plan is as follows:

	Early Option Exercises
	Number of options	Weighted average exercise price	Repurchase liability (in thousands)
Unvested common stock as of December 31, 2022	1	$—	$306
Issued	6	4,160.00	—
Vested	(3)	—	—
Repurchased	(1)	—	—
Unvested common stock as of December 31, 2023	3		$8

For the year ended December 31, 2023 and 2022, the weighted-average grant date fair value per option was $46,520.00 and $108,680.00 respectively. The fair value of each option was estimated at the grant date using the Black-Scholes method with the following assumptions:

	December 31,	December 31,
	2023	2022
Weighted-average risk-free interest rate (1)	3.7%	3.3%
Weighted-average expected term (in years)	5.87	5.35
Weighted-average expected volatility (2)	62.29%	54.6%
Expected dividend yield	—%	—%

(1)
Based on U.S. Treasury seven-year constant maturity interest rate whose term is consistent with the expected term of the option.
(2)
Expected volatility is based on an analysis of comparable public company volatilities and adjusted for the Company’s stage of development.

With respect to the 2023 and 2020 Plan, the Company recognized stock compensation expense of $29.9 million and $6.3 million for the year ended December 31, 2023 and 2022, respectively, of which $0.9 million and $0.0 million was capitalized as software costs for the year ended December 31, 2023 and 2022, respectively. As of December 31, 2023 and December 31, 2022, the Company had $17.1 million and $5.9 million of unrecognized stock-based compensation expense that is expected to be recognized over a weighted-average period of 1.7 years and 1.6 years, respectively.

For financial reporting purposes for the awards granted in January 2023, we applied a straight-line calculation between the $120,000.00 per share determined in the contemporaneous third-party valuation as of December 31, 2022 and the $24,320.00 per share determined in the contemporaneous third-party valuation as of March 31, 2023 to determine the fair value of our common stock on the grant date. Using the benefit of hindsight, we determined that the straight-line calculation would provide the most appropriate conclusion for the valuation of our common stock on the interim dates between valuations because we did not identify any single event or series of events that occurred during this interim period that would have caused a material change in fair value. Based on this calculation, we assessed the fair value of our common stock for awards granted in January 2023 to be $77,080.00 per share.